Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Ordinary shares subject to possible redemption, shares	4,488,986	4,488,986
Ordinary shares subject to possible redemption, conversion value per share (in Dollars per share)	$ 10	$ 10
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	1,074,780	1,074,780
Ordinary shares, shares outstanding	1,074,780	1,074,780
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	272,247	272,247
Ordinary shares, shares outstanding	272,247	272,247